Taxes	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 13 – TAXES

(a) Corporate Income Taxes (“CIT”)

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Happiness Hong Kong was incorporated in Hong Kong and is subject to a statutory income tax rate of 16.5%.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Fujian Happiness, the Company’s main operating entity in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from December 2019 to December 2022.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2022 and 2021, respectively, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2022.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended March 31,
	2022	2021	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%	(10.0)%
Effect of other deductible expenses	2.7%	7.4%	(3.3)%
Total	17.7%	22.4%	18.3%

The provision for income tax consisted of the following:

	For the years ended March 31,
	2022	2021	2020
Current income tax provision	$195,678	$959,384	$2,844,087
Deferred income tax provision	(3,921,905)	-	-
Total	$(3,726,227)	$959,384	$2,844,087

The deferred income tax assets and liabilities as below:

	For the years ended March 31,
	2022	2021	2020
Net accumulated loss-carry forward	$4,402,633	$-	$-
Less: valuation allowance	(606,141)	-	-
Net deferred tax assets	$3,796,492	$-	$-

	For the years ended March 31,
	2022		2021	2020
Beginning balance	$		$-	$-
Write-off
Change of valuation allowance		4,402,633	-	-
Ending balance		$4,402,633	$-	$-

	For the years ended March 31,
	2022	2021	2020
Intangible assets arising from acquisition	$(2,079,986)	$-	$-
Total deferred tax liabilities	$(2,079,986)	$-	$-

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company recorded deferred tax assets of $3,796,492 and deferred tax liabilities of $2,079,986 as of March 31, 2022. The Company recorded no deferred tax assets and liabilities as of March 31, 2021, as there was no material temporary difference between the carrying amounts of assets and liabilities.

(b) Taxes Payable

The Company’s taxes payable as of March 31, 2022 and 2021 consisted of the following:

	As of March 31,	As of March 31,
	2022	2021
Income tax payable	$15,078	$377,025
VAT payable	2,189	(53,035)
Other tax payables	19,958	10,533
Total	$37,225	$334,523